Material partly-owned subsidiaries (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Net equity attributed to non-controlling interests	€ (343)	€ (498)
ECART Internet Services Nigeria
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	0.11%	0.29%
Net equity attributed to non-controlling interests	€ (340)	€ (825)
Jumia Egypt LLC
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests		0.18%
Net equity attributed to non-controlling interests		€ (226)
ECART services Morocco Sarl
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests		0.18%
Net equity attributed to non-controlling interests		€ (149)
ECART services Kenya Limited
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests		0.18%
Net equity attributed to non-controlling interests		€ (126)
ECART services Ivory Coast SRL
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests		0.18%
Net equity attributed to non-controlling interests		€ (125)
Jade E-Services South Africa PTY Ltd
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests		0.18%
Net equity attributed to non-controlling interests		€ (74)
Other subsidiaries
Disclosure of subsidiaries [line items]
Net equity attributed to non-controlling interests	€ (3)	€ 1,027